Net financial results (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest income on financial investments and cash equivalents			$ 16,913	$ 6,074	$ 7,295
Interest on tax credits			980	1,377	854
Other financial income			7,125	4,021	3,019
Total financial income			25,018	11,472	11,168
Financial expenses
Interest on loans and financings		$ (2,971)	(104,689)	(96,565)	(97,422)
Premium paid on bonds repurchase – note 24 (c)			(3,277)		(14,481)
Interest on other liabilities			(35,134)	(12,371)	(8,051)
Interest on contractual obligations - note 29 (a)			(5,801)	(6,936)	(6,182)
Interest on lease liabilities			(542)	(1,272)	(1,757)
Other financial expenses			(19,251)	(25,131)	(31,866)
Total financial expenses			(168,694)	(142,275)	(159,759)
Other financial items, net
Changes in fair value of loans and financings – note 24 (c)			(1,472)	19,380	(8,058)
Changes in fair value of derivative financial instruments – note 16 (c)			(83)	(5,640)	(717)
Foreign exchange loss	[1]		11,504	(19,839)	(120,809)
Other financial items, net			9,949	(6,099)	(129,584)
Net financial results			(133,727)	(136,902)	$ (278,175)
Nexa Recursos Minerais S.a. [Member]
Other financial items, net
Foreign exchange loss			$ 6,413	$ 10,468

[1]	The amounts for years 2022 and 2021 include USD 6,413 and USD (10,468), respectively, which are related to the outstanding USD denominated intercompany debt of NEXA BR with NEXA and to the accounts payables of NEXA BR with related parties. The exchange variation of NEXA BR's loans and account payables with its related parties are not eliminated in the consolidation process and both transactions were impacted by the volatility of the Brazilian Real ("BRL"), which appreciated against the USD during 2022.